Equity - Summary of Reconciliation of Consolidated Retained Earnings Available for Dividend Declaration (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Retained Earnings Available For Dividend Declaration [Line Items]
Consolidated unappropriated retained earnings as at December 31, 2016	₱ 634
Less: Cumulative unrealized income – net of tax:
Unrealized foreign exchange gains – net (except those attributable to cash and cash equivalents)	612
Net gains (losses) from fair value adjustments charged to profit or loss	(3)	₱ (7)
Parent Company’s net income attributable to equity holders of PLDT for the year	13,312	19,947	₱ 22,006
Less: Cash dividends declared during the year
Preferred stock	(59)	(59)	(59)
Charged to retained earnings	(16,545)	(23,042)	(32,921)
Retained earnings [Member]
Disclosure Of Retained Earnings Available For Dividend Declaration [Line Items]
Consolidated unappropriated retained earnings as at December 31, 2016			3,483
Effect of IAS 27 Adjustments and other adjustments			20,778
Parent Company’s unappropriated retained earnings at beginning of the year	19,945	24,261
Less: Cumulative unrealized income – net of tax:
Unrealized foreign exchange gains – net (except those attributable to cash and cash equivalents)		(523)
Net gains (losses) from fair value adjustments charged to profit or loss	(8)	(871)
Fair value adjustments (mark-to-market gains)	(260)	(2,922)
Parent Company’s unappropriated retained earnings available for dividends, ending balance	30,669	19,945	24,261
Parent Company’s net income attributable to equity holders of PLDT for the year	27,370
Net Income Loss Attributable to Equity Owners of Parent	27,102
Realized fair value adjustments of investment property	101
Less: Cash dividends declared during the year
Preferred stock	(59)
Charged to retained earnings	(16,479)	₱ (22,961)	₱ (32,900)
Retained earnings [Member] | Common stock [Member]
Less: Cash dividends declared during the year
Common stock	₱ 16,420